Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2012
Other Comprehensive Income [Abstract]
Accumulated other comprehensive income balances, net of tax
The following is a summary of the accumulated other comprehensive income (loss) balances, net of tax:

	Balance at	YTD	Balance at
	12/31/2011	Change	12/31/2012

Net unrealized holding gain (loss) on securities available for sale	$(1,018)	4,773	3,755
Net change in funded status of pension and postretirement benefit plans	(1,475)	(722)	(2,197)

Accumulated other comprehensive income (loss)	$(2,493)	4,051	1,558

	Balance at	YTD	Balance at
	12/31/2010	Change	12/31/2011

Net unrealized holding gain on securities available for sale	$(5,607)	4,589	(1,018)
Net change in funded status of pension and postretirement benefit plans	1,488	(2,963)	(1,475)

Accumulated other comprehensive income	$(4,119)	1,626	(2,493)

	Balance at	YTD	Balance at
	12/31/2009	Change	12/31/2010

Net unrealized holding gain on securities available for sale	$(1,800)	(3,807)	(5,607)
Net change in funded status of pension and postretirement benefit plans	518	970	1,488

Accumulated other comprehensive income	$(1,282)	(2,837)	(4,119)